Equity (Details)	1 Months Ended			12 Months Ended
	Jul. 24, 2022 ₪ / shares	Oct. 31, 2021	Mar. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Equity (Details) [Line Items]
Ordinary shares price per share description				The Company’s issued share capital is composed of ordinary shares NIS 0.01 par value per share
Ordinary shares				69,656,000
Ordinary shares, outstanding					67,086,000
Expected option term				5 years 6 months	5 years 6 months	5 years 1 month 6 days
Company over the requisite service period description				Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period.
Ordinary shares				518,103
Contractual term				10 years
Total intrinsic value of options exercised (in Dollars) | $				$ 0	$ 300,000	$ 5,190,000
Unvested number of shares				347,031
Unrecognized compensation cost (in Dollars) | $				$ 642,154
Weighted average period over which unrecognized compensation cost will be recognized				2 years
Salaries to purchase percentage		15.00%
Fair market value percentage		85.00%
Common stock future issuance				4,387,899
Share price (in New Shekels per share) | ₪ / shares	₪ 0.01
Ownership percentage	15.00%
Ordinary shares percentage				15.00%
Existing holder percentage				15.00%
Net underwriting discount (in Dollars) | $			$ 218,900,000
Offering expenses (in Dollars) | $			$ 11,100,000
Public offering			7,931,034
Employee Stock Purchase Plan [Member]
Equity (Details) [Line Items]
Aggregate number shares				5,200,000
2012 Plan [Member]
Equity (Details) [Line Items]
Equity incentive plan, number of additional shares authorized					1,500,000
Expected option term				10 years
Ordinary shares				8,534,204
Employee Stock Purchase Plan [Member]
Equity (Details) [Line Items]
Ordinary shares				812,101
Restricted Stock [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $				$ 51,500,000
Weighted average period over which unrecognized compensation cost will be recognized				2 years 6 months
Value of equity classified RSUs vested (in Dollars) | $				$ 23,800,000